Net Loss Per Share - Schedule of Reconciliation Of Net Loss Available To Common Stockholders And The Computation Of Bsic And Diluted Loss Per Share (Detail) - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss	$ (11,808)	$ (21,002)	$ (55,319)	$ (19,862)
Weighted-average shares used in computing net loss per share, basic and diluted	16,204,614	14,602,926	14,881,325	13,862,582
Net loss per share, basic and diluted	$ (0.73)	$ (1.44)	$ (3.72)	$ (1.43)